Average Annual Total Returns		12 Months Ended	48 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Administrative Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Administrative Shares
Average Annual Return, Percent		4.61%		2.04%		1.31%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Shares
Average Annual Return, Percent		5.05%		2.29%		1.56%
Select Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Select Shares
Average Annual Return, Percent		5.14%		2.35%		1.56%
Administrative Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Administrative Shares
Average Annual Return, Percent		4.62%		2.09%		1.37%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Shares
Average Annual Return, Percent		5.06%		2.31%		1.57%
Select Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Select Shares
Average Annual Return, Percent		5.14%		2.36%		1.62%
Premier Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Premier Shares
Average Annual Return, Percent		4.61%		2.19%		1.52%
A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes (With Load)
Average Annual Return, Percent		2.95%		0.98%		1.31%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.95%		1.44%		1.51%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.73%		0.55%		0.71%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.91%		0.72%		0.80%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.32%		1.68%		1.78%
A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes (With Load)
Average Annual Return, Percent		(0.10%)		(0.82%)		0.65%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.90%		(0.42%)		0.86%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		0.49%		(1.42%)		(0.07%)
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.12%		(0.73%)		0.26%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.15%		(0.18%)		1.09%
A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes (With Load)
Average Annual Return, Percent		1.22%		(0.33%)	1.06%
Performance Inception Date	Dec. 26, 2017
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.33%		0.07%	1.40%
Performance Inception Date	Dec. 26, 2017
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.44%		(1.34%)	0.02%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.96%		(0.53%)	0.50%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.58%		0.33%	1.59%
Performance Inception Date	Dec. 26, 2017
A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes (With Load)
Average Annual Return, Percent		1.99%		0.94%	0.78%
Performance Inception Date	Dec. 26, 2017
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.12%		1.15%	1.07%
Performance Inception Date	Dec. 26, 2017
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.12%		1.14%	1.06%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.16%		1.15%	1.06%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.27%		1.37%	1.34%
Performance Inception Date	Dec. 26, 2017
A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes (With Load)
Average Annual Return, Percent		10.87%		15.97%		5.59%
C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.38%		15.59%		5.00%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.21%		16.46%		5.78%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.36%		15.89%		5.40%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.80%		13.14%		4.50%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.40%		16.74%		6.07%
A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes (With Load)
Average Annual Return, Percent		8.27%	4.60%
Performance Inception Date	Dec. 28, 2020
Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.44%	5.13%
Performance Inception Date	Dec. 28, 2020
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.04%	4.49%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.17%	3.71%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.61%	5.38%
Performance Inception Date	Dec. 28, 2020
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)
Average Annual Return, Percent		3.93%		1.33%		1.70%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Average Annual Return, Percent		1.25%		(0.33%)	1.35%	1.35%
Bloomberg 1-Year Municipal Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg 1-Year Municipal Bond Index(reflects no deduction for expenses, fees or taxes)
Average Annual Return, Percent		2.71%		1.39%	1.30%
Bloomberg Municipal Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index (reflects no deduction for expenses, fees or taxes)
Average Annual Return, Percent		1.05%		0.99%	2.25%
MSCI World Energy Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Energy Index (reflects no deduction for expenses, fees or taxes)
Average Annual Return, Percent		3.63%		9.30%		4.58%
S&P 500 Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for expenses, fees or taxes)
Average Annual Return, Percent		23.31%		12.73%		11.07%
CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	CBOE S&P 500 BuyWrite Monthly Index (reflects no deduction for expenses, fees or taxes)
Average Annual Return, Percent		20.12%	9.50%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index
Average Annual Return, Percent		23.31%	11.99%